Accounting Policies - Schedule of Exchange Rates to Convert the Financial Statements (Details)		8 Months Ended	12 Months Ended
	Apr. 25, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Euro per U.S. Dollar [Member]
Schedule of Exchange Rates To Convert The Financial Statements [Line Items]
Spot rate			1.0389	1.105	1.0666
Average rate			1.0824	1.0813	1.053
Euro per CHF [Member]
Schedule of Exchange Rates To Convert The Financial Statements [Line Items]
Spot rate	0.9797		0.9412	0.926
Average rate		0.9631	0.9526